Equity in Net (Losses) Earnings of Affiliates - Schedule of Carrying Amount of Equity Method Investments (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Equity in net assets of affiliates	$ 702,222	$ 703,225
Golar Partners
Schedule of Equity Method Investments [Line Items]
Equity in net assets of affiliates	438,294	467,097
Golar Power
Schedule of Equity Method Investments [Line Items]
Equity in net assets of affiliates	258,599	228,696
OneLNG
Schedule of Equity Method Investments [Line Items]
Equity in net assets of affiliates	0	2,047
Egyptian Company for Gas Services (ECGS)
Schedule of Equity Method Investments [Line Items]
Equity in net assets of affiliates	$ 5,329	$ 5,385